SCHEDULE OF RIGHT USE OF ASSETS (Details) - USD ($)	Sep. 30, 2021	Jul. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 114,906	$ 241,800	$ 365,025	$ 473,242	$ 529,135
Right To Use Assets Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	79,862		41,138
Right To Use Assets Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 35,044		279,038
Right To Use Assets Net Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net			$ 44,849